Trade and Other Payables	6 Months Ended
Dec. 31, 2025
Trade and Other Payables [Abstract]
Trade and Other Payables

7. Trade and Other Payables

	Unaudited December 31, 2025	Audited June 30, 2025
	AUD$	AUD$
CURRENT
Related parties – payable (Note 20)	1,534,530	5,755,168
Trade and other payables	7,623,123	6,989,462
Total trade and other payables	9,157,653	12,744,630

Trade and other payables including related party payables are unsecured, non-interest bearing and are normally settled within 30 days. The carrying value of trade and other payables is considered a reasonable approximation of fair value due to the short-term nature of the balances.